Summary of Significant Accounting Policies and Basis of Presentation (Tables)	3 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Summary of Significant Accounting Policies and Basis of Presentation
Reconciliation of Net Loss per Common Share

For The Period From
September 23, 2020
(inception) through
December 31, 2020
Class A common stock subject to possible redemption
Numerator: Earnings allocable to common stock subject to possible redemption
Income from investments held in Trust Account	$(128)
Less: Company's portion available to be withdrawn to pay taxes	128
Net income attributable	$—
Denominator: Weighted average Class A common stock subject to possible redemption
Basic and diluted weighted average shares outstanding	25,571,831
Basic and diluted net income per common share, Class A common stock subject to possible redemption	$—
Non-Redeemable Common Stock
Numerator: Net Loss minus Net Earnings
Net loss	$(4,217,743)
Net income allocable to Class A common stock subject to possible redemption	—
Non-redeemable net loss	$(4,217,743)
Denominator: weighted average Non-redeemable common stock	—
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	5,767,811
Basic and diluted net loss per common share, Non-redeemable common stock	$(0.73)

	For The Three Months	For The Six Months
	Ended	Ended
	June 30, 2021	June 30, 2021
Class A Common stock subject to possible redemption
Numerator: Earnings allocable to Common stock subject to possible redemption
Income from investments held in Trust Account	$6,744	$46,218
Less: Company's portion available to be withdrawn to pay taxes	(6,744)	(46,218)
Net income attributable	$—	$—
Denominator: Weighted average Class A common stock subject to possible redemption
Basic and diluted weighted average shares outstanding	23,822,429	23,597,451
Basic and diluted net income per common share, Class A common stock subject to possible redemption	$—	$—

Non-Redeemable Common Stock
Numerator: Net income minus net earnings
Net loss	$(6,262,431)	$(1,617,438)
Less: Net income allocable to Class A common stock subject to possible redemption	—	—
Non-redeemable net loss	$(6,262,431)	$(1,617,438)
Denominator: weighted average Non-redeemable common stock
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	8,521,321	8,746,299
Basic and diluted net loss per common share, Non-redeemable common stock	$(0.73)	$(0.18)